Note 7 Sensitivity to interest rate and credit spread analysis (Details)	12 Months Ended
Dec. 31, 2022
Euro Member Countries, Euro | 100 basis point increase [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[1.5% , 3.5%]	[1]
Percentage impact on net economic value	[0.5% , 1.5%]	[2]
Percentage impact on net economic value credit spread	[-1.5% , -0.5%]	[2]
Euro Member Countries, Euro | 100 basis point decrease [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-1.5% , -0.5%]	[1]
Percentage impact on net economic value	[-1.5% , -0.5%]	[2],[3]
Mexico, Pesos | 100 basis point increase [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[0.5% , 1.5%]	[1]
Percentage impact on net economic value	[-1.5% , -0.5%]	[2]
Percentage impact on net economic value credit spread	[-0.5% , 0.5%]	[2]
Mexico, Pesos | 100 basis point decrease [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-1.5% , -0.5%]	[1]
Percentage impact on net economic value	[0.5% , 1.5%]	[2],[3]
United States of America, Dollars | 100 basis point increase [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[0.5% , 1.5%]	[1]
Percentage impact on net economic value	[0.5% , 1.5%]	[2]
Percentage impact on net economic value credit spread	[-0.5% , 0.5%]	[2]
United States of America, Dollars | 100 basis point decrease [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-1.5% , -0.5%]	[1]
Percentage impact on net economic value	[-1.5% , -0.5%]	[2],[3]
Turkey, New Lira | 100 basis point increase [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-0.5% , 0.5%]	[1]
Percentage impact on net economic value	[-0.5% , 0.5%]	[2]
Percentage impact on net economic value credit spread	[-0.5% , 0.5%]	[2]
Turkey, New Lira | 100 basis point decrease [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-0.5% , 0.5%]	[1]
Percentage impact on net economic value	[-0.5% , 0.5%]	[2],[3]
Other [Member] | 100 basis point increase [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-0.5% , 0.5%]	[1]
Percentage impact on net economic value	[-0.5% , 0.5%]	[2]
Percentage impact on net economic value credit spread	[-0.5% , 0.5%]	[2]
Other [Member] | 100 basis point decrease [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-0.5% , 0.5%]	[1]
Percentage impact on net economic value	[-0.5% , 0.5%]	[2],[3]
Bbva group [Member] | 100 basis point increase [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[3.5% , 5.5%]	[1]
Percentage impact on net economic value	[0.5% , 1.5%]	[2]
Percentage impact on net economic value credit spread	[-3.5% , -1.5%]	[2]
Bbva group [Member] | 100 basis point decrease [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-5.5% , -3.5%]	[1]
Percentage impact on net economic value	[-1.5% , -0.5%]	[2],[3]

[1]	(1) Percentage of "12 months" net interest income for the BBVA Group.
[2]	(2) Percentage of CET1 (Fully Loaded) for BBVA Group
[3]	(3) In Euro and Pound sterling (included in "Other"), negative interest rates scenarios are allowed up to plausible levels